Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 36.37%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		985	$98,766
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,976	95,361
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,650	47,702
Vanguard Short-Term Treasury ETF (a)............................................................................		1,651	95,411
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $341,258)			337,240
		Notional
PURCHASED OPTIONS - 130.13% (b)(c)	Contracts	Amount

CALL OPTIONS - 113.28%
Invesco QQQ Trust Series 1, Expires 7/10/2023, Strike Price $289.04...............................	34	$908,684	76,084
SPDR S&P 500® Trust ETF, Expires 7/10/2023, Strike Price $384.23................................	26	928,668	59,553
SPDR S&P 500® Trust ETF, Expires 7/10/2023, Strike Price $0.38...................................	26	928,668	914,501
PUT OPTIONS - 16.85%			1,050,138

iShares 20+ Year Treasury Bond ETF, Expires 7/10/2023, Strike Price $108.66...................	87	891,315	91,635
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 7/10/2023, Strike Price
$105.43................................................................................................................	90	922,050	61,157
SPDR S&P 500® Trust ETF, Expires 7/10/2023, Strike Price $154.08................................	26	928,668	3,471
TOTAL PURCHASED OPTIONS (Cost $1,304,328)			156,263
			1,206,401
Total Investments (Cost $1,645,586) - 166.50%............................................................			1,543,641
Liabilities in Excess of Other Assets - (66.50)%.............................................................			(616,570)
....................................................................................TOTAL NET ASSETS - 100.00%			$927,071

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,240.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1............................	7/10/2023	$313.46	34	$(908,684)	$(44,502)
SPDR S&P 500® Trust ETF............................	7/10/2023	$416.71	26	(928,668)	(27,838)
SPDR S&P 500® Trust ETF............................	7/10/2023	$154.08	26	(928,668)	(538,545)
PUT OPTIONS					(610,885)

iShares 20+ Year Treasury Bond ETF...............	7/10/2023	$114.38	87	(891,315)	(123,923)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	7/10/2023	$110.98	90	(922,050)	(96,055)
SPDR S&P 500® Trust ETF............................	7/10/2023	$345.81	26	(928,668)	(62,684)
TOTAL OPTIONS WRITTEN (Premiums Received $919,804)					(282,662)
					$(893,547)